DERIVATIVE FINANCIAL INSTRUMENTS - Change in Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	$ 1,013
Unrealized losses	(1,159)
Net Change	146	$ (704)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	192
Unrealized losses	(169)
Net Change	(23)	(53)
Interest rates
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	575
Unrealized losses	(156)
Net Change	(419)	(183)
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	69
Unrealized losses	(365)
Net Change	296	(757)
Commodity instruments
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	177
Unrealized losses	(469)
Net Change	$ 292	$ 183